Material Accounting Policies (Details) - 12 months ended Dec. 31, 2024	MYR (RM)	USD ($)
Material Accounting Policies [Line Items]
Noon buying rate	RM 4.4704	$ 1
Percentage of personal loan	0.50%	0.50%
Percentage of corporate loan	2.50%	2.50%
Percentage of interest fee	0.08%	0.08%
Maximum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	3 years	3 years
Minimum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	10 years	10 years